Changes in ESOP Assets (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 90,262,331	$ 117,439,304
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, ESOP, Fair Value	21,861,021	21,938,157
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(797,851)	3,769,800
EBP, Change in Net Asset Available for Benefit, ESOP Decrease from Payment to Participant	(2,817,204)	(3,846,936)
EBP, Investment, ESOP, Fair Value	$ 18,245,966	$ 21,861,021